Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Bank overdraft [Member]
Current
Current borrowings	RM 104,587	$ 23,395	RM 1,064,530
Non-current
Non-current borrowings	2,526,234	565,102	2,326,156
Bank borrowings [Member]
Current
Current borrowings	736,481	164,746	583,313
Bank Borrowings [Member]
Current
Current borrowings	841,068	188,141	1,647,843
Non-Current Bank Borrowings [Member]
Non-current
Non-current borrowings	RM 3,367,302	$ 753,243	RM 3,973,999